UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

March 31, 2017 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2017, the Fund owned 69.9% of Core Bond Portfolio’s outstanding interests and 80.8% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2017 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $463,730,418)	$517,475,727	60.3%

Core Bond Portfolio (identified cost, $345,830,521)	341,832,259	39.8

Total Investments in Affiliated Portfolios (identified cost, $809,560,939)	$859,307,986	100.1%

Other Assets, Less Liabilities	$(1,144,139)	(0.1)%

Net Assets	$858,163,847	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2017 and December 31, 2016, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at March 31, 2017 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.3%
CAE, Inc.	448,500	$6,853,044
Hexcel Corp.	29,716	1,621,008
United Technologies Corp.	111,111	12,467,765

		$20,941,817

Air Freight & Logistics — 1.9%
FedEx Corp.	63,000	$12,294,450

		$12,294,450

Auto Components — 1.5%
Delphi Automotive PLC	115,760	$9,317,522

		$9,317,522

Banks — 6.7%
JPMorgan Chase & Co.	214,359	$18,829,295
KeyCorp	365,100	6,491,478
Wells Fargo & Co.	314,650	17,513,419

		$42,834,192

Beverages — 2.9%
Anheuser-Busch InBev SA/NV ADR	71,530	$7,851,133
Constellation Brands, Inc., Class A	66,505	10,778,465

		$18,629,598

Biotechnology — 2.6%
Biogen, Inc.(1)	7,253	$1,983,116
Celgene Corp.(1)	25,002	3,110,999
Gilead Sciences, Inc.	107,373	7,292,774
Incyte Corp.(1)	17,072	2,282,014
Vertex Pharmaceuticals, Inc.(1)	17,800	1,946,430

		$16,615,333

Building Products — 1.1%
Johnson Controls International PLC	165,700	$6,979,284

		$6,979,284

Capital Markets — 1.9%
Credit Suisse Group AG ADR(1)	418,203	$6,206,133
Goldman Sachs Group, Inc. (The)	11,692	2,685,886
Lazard, Ltd., Class A	71,070	3,268,509

		$12,160,528

Chemicals — 1.3%
Monsanto Co.	25,675	$2,906,410
PPG Industries, Inc.	54,420	5,718,454

		$8,624,864

Commercial Services & Supplies — 1.6%
Deluxe Corp.	139,497	$10,067,498

		$10,067,498

1

Security	Shares	Value
Containers & Packaging — 1.2%
International Paper Co.	147,046	$7,466,996

		$7,466,996

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	46,375	$3,361,724
ServiceMaster Global Holdings, Inc.(1)	84,451	3,525,829

		$6,887,553

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	312,690	$15,243,637

		$15,243,637

Electric Utilities — 2.2%
NextEra Energy, Inc.	54,732	$7,025,947
PG&E Corp.	103,200	6,848,352

		$13,874,299

Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	165,388	$7,568,155

		$7,568,155

Energy Equipment & Services — 1.4%
Oceaneering International, Inc.	124,228	$3,364,094
Schlumberger, Ltd.	75,840	5,923,104

		$9,287,198

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	350,815	$9,107,157
Equity Residential	83,350	5,186,037
Simon Property Group, Inc.	26,300	4,524,389

		$18,817,583

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	33,188	$5,565,296
Performance Food Group Co.(1)	410,410	9,767,758

		$15,333,054

Food Products — 2.9%
Blue Buffalo Pet Products, Inc.(1)	145,716	$3,351,468
General Mills, Inc.	85,600	5,051,256
Pinnacle Foods, Inc.	179,968	10,414,748

		$18,817,472

Health Care Equipment & Supplies — 2.2%
Medtronic PLC	31,640	$2,548,919
Zimmer Biomet Holdings, Inc.	95,911	11,711,692

		$14,260,611

Health Care Providers & Services — 1.3%
Aetna, Inc.	64,779	$8,262,561

		$8,262,561

Household Durables — 3.7%
D.R. Horton, Inc.	204,085	$6,798,071
Newell Brands, Inc.	225,853	10,653,486
NVR, Inc.(1)	3,100	6,531,328

		$23,982,885

2

Security	Shares	Value
Insurance — 5.8%
American Financial Group, Inc.	101,810	$9,714,710
Chubb, Ltd.	108,230	14,746,338
First American Financial Corp.	328,911	12,919,624

		$37,380,672

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	12,688	$11,248,420

		$11,248,420

Internet Software & Services — 7.5%
Alphabet, Inc., Class C(1)	21,225	$17,607,411
eBay, Inc.(1)	342,167	11,486,546
Facebook, Inc., Class A(1)	98,844	14,040,790
GoDaddy, Inc., Class A(1)	131,157	4,970,851

		$48,105,598

IT Services — 2.8%
Amdocs, Ltd.	182,901	$11,155,132
Genpact, Ltd.	263,856	6,533,075

		$17,688,207

Machinery — 0.6%
Dover Corp.	46,005	$3,696,502

		$3,696,502

Media — 3.5%
Interpublic Group of Cos., Inc.	144,206	$3,543,141
Time Warner, Inc.	99,804	9,751,849
Walt Disney Co. (The)	82,190	9,319,524

		$22,614,514

Metals & Mining — 0.3%
Rio Tinto PLC ADR	55,125	$2,242,485

		$2,242,485

Multi-Utilities — 1.1%
Sempra Energy	62,649	$6,922,714

		$6,922,714

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	129,042	$13,855,240
ConocoPhillips	166,400	8,298,368
EOG Resources, Inc.	46,009	4,488,178
Phillips 66	78,705	6,235,010

		$32,876,796

Pharmaceuticals — 7.8%
Allergan PLC	53,515	$12,785,804
Johnson & Johnson	153,560	19,125,898
Pfizer, Inc.	521,014	17,823,889

		$49,735,591

Road & Rail — 1.8%
CSX Corp.	246,160	$11,458,748

		$11,458,748

3

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	22,793	$4,990,755
Intel Corp.	377,280	13,608,490
NXP Semiconductors NV(1)	46,896	4,853,736
Texas Instruments, Inc.	60,054	4,837,950

		$28,290,931

Software — 1.4%
Adobe Systems, Inc.(1)	28,100	$3,656,653
Intuit, Inc.	28,800	3,340,512
Proofpoint, Inc.(1)	24,100	1,792,076

		$8,789,241

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	22,297	$3,305,753

		$3,305,753

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	214,787	$30,856,300

		$30,856,300

Tobacco — 0.9%
Philip Morris International, Inc.	50,497	$5,701,111

		$5,701,111

Total Common Stocks (identified cost $564,904,852)		$639,180,673

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	53,007	$53,018

Total Short-Term Investments (identified cost $53,018)		$53,018

Total Investments — 99.8% (identified cost $564,957,870)		$639,233,691

Other Assets, Less Liabilities — 0.2%		$1,000,366

Net Assets — 100.0%		$640,234,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $6,829.

4

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$566,582,479

Gross unrealized appreciation	$78,437,284
Gross unrealized depreciation	(5,786,072)

Net unrealized appreciation	$72,651,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$639,180,673	*	$—	$—	$639,180,673
Short-Term Investments	—		53,018	—	53,018
Total Investments	$639,180,673		$53,018	$—	$639,233,691

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

March 31, 2017 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $147,042,293 and the Fund owned 30.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Embraer Netherlands Finance BV, 5.40%, 2/1/27	$1,301	$1,343,582
Lockheed Martin Corp., 4.70%, 5/15/46	810	880,651
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	616,411

		$2,840,644

Automotive — 0.6%
Delphi Corp., 4.15%, 3/15/24	$913	$954,692
General Motors Co., 4.875%, 10/2/23	1,119	1,195,373
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,045,000

		$3,195,065

Banks — 7.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,170,355
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,431,993
Bank of America Corp., 3.30%, 1/11/23	1,237	1,246,138
Bank of America Corp., 5.65%, 5/1/18	807	839,800
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	891,249
Capital One Financial Corp., 3.75%, 4/24/24	700	712,925
CIT Group, Inc., 5.00%, 8/1/23	915	956,175
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,002,690
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	914,796
Citigroup, Inc., 4.50%, 1/14/22	725	776,625
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,431,143
Discover Bank, 3.20%, 8/9/21	950	962,921
Discover Financial Services, 3.95%, 11/6/24	490	491,483
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,184,180
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,037,496
First Republic Bank, 4.375%, 8/1/46	1,000	965,770
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	977,917
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,519,717
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,297,540
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,206,473
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,946,047
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,010,492
JPMorgan Chase & Co., 5.625%, 8/16/43	628	718,575
Morgan Stanley, 2.45%, 2/1/19	780	787,522
Morgan Stanley, 2.625%, 11/17/21	470	466,781
Morgan Stanley, 4.35%, 9/8/26	643	655,634
Morgan Stanley, 4.875%, 11/1/22	1,132	1,225,316
PPTT, 2006-A GS, Class A, 6.061%(1)(3)	259	255,380
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,553,056
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	688,526
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	726,110
SunTrust Banks, Inc., 2.90%, 3/3/21	569	576,319

Security	Principal Amount (000’s omitted)	Value
U.S. Bancorp, 2.35%, 1/29/21	$1,388	$1,393,183
Wells Fargo & Co., 3.45%, 2/13/23	948	957,284
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(2)	571	578,069

		$35,555,680

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,194,862
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	791,321
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,300,032
Constellation Brands, Inc., 4.25%, 5/1/23	1,315	1,387,646

		$4,673,861

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$953,734
Owens Corning, 4.20%, 12/15/22	502	525,659

		$1,479,393

Chemicals — 0.9%
CF Industries, Inc., 7.125%, 5/1/20	$1,265	$1,380,356
Ecolab, Inc., 5.50%, 12/8/41	797	945,181
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,512,853
RPM International, Inc., 3.75%, 3/15/27	589	589,852

		$4,428,242

Commercial Services — 0.4%
Block Financial, LLC, 5.25%, 10/1/25	$870	$904,374
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,293,741

		$2,198,115

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,090,612
EMC Corp., 3.375%, 6/1/23	1,015	970,626

		$2,061,238

Diversified Financial Services — 1.7%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,224,337
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,077,698
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,025,305
Legg Mason, Inc., 4.75%, 3/15/26	667	700,979
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	439,747
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 3/15/45(1)	510	457,711
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	986,333
Synchrony Financial, 3.75%, 8/15/21	1,035	1,067,349
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,460,891

		$8,440,350

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$634,088

		$634,088

Electric Utilities — 1.5%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,507,500
Enel Americas SA, 4.00%, 10/25/26	1,550	1,537,212
Entergy Corp., 4.00%, 7/15/22	1,046	1,096,777
ITC Holdings Corp., 4.05%, 7/1/23	680	705,136
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	956,982

Security	Principal Amount (000’s omitted)	Value
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	$477	$476,523
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,095,247

		$7,375,377

Electrical and Electronic Equipment — 0.9%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$915,827
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,449,000
Keysight Technologies, Inc., 4.60%, 4/6/27(4)	583	587,564
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	416,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,135,537

		$4,504,428

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$402,000
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,481,763

		$1,883,763

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$845	$896,756
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,451,950

		$2,348,706

Home Construction — 0.1%
Lennar Corp., 4.125%, 1/15/22	$313	$316,909

		$316,909

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,477,901

		$1,477,901

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,240,639

		$1,240,639

Insurance — 0.7%
Arch Capital Finance, LLC, 5.031%, 12/15/46	$1,000	$1,073,463
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	866,645
Principal Financial Group, Inc., 4.30%, 11/15/46	534	539,514
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	738,419

		$3,218,041

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$512,230

		$512,230

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$165,600
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	501,213
MGM Resorts International, 4.625%, 9/1/26	900	877,500

		$1,544,313

Machinery — 0.4%
Stanley Black & Decker, Inc., 1.622%, 11/17/18	$1,047	$1,043,288
Xylem, Inc., 3.25%, 11/1/26	1,085	1,073,463

		$2,116,751

Security	Principal Amount (000’s omitted)	Value
Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,040,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,674,400
Discovery Communications, LLC, 3.80%, 3/13/24	1,429	1,414,477

		$4,128,877

Mining — 0.6%
Barrick Gold Corp., 4.10%, 5/1/23	$935	$1,003,747
Freeport-McMoRan, Inc., 3.55%, 3/1/22	900	839,250
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	994,403

		$2,837,400

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$708,694
Suzano Austria GmbH, 7.00%, 3/16/47(1)	405	398,925

		$1,107,619

Oil and Gas — 3.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,453,646
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	787,784
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,453,827
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,010,235
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,520,750
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,391,797
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,421,727
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	652,303
Noble Energy, Inc., 3.90%, 11/15/24	937	950,781
Petrobras Global Finance BV, 7.375%, 1/17/27	1,000	1,059,700
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,668,750
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,478,615
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,313,888
Tesoro Corp., 4.75%, 12/15/23(1)	940	974,865
Total Capital International SA, 2.70%, 1/25/23	883	876,211

		$18,014,879

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$885,100

		$885,100

Pharmaceuticals — 2.0%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,451,705
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,344,625
Actavis Funding SCS, 4.55%, 3/15/35	796	800,379
Celgene Corp., 3.55%, 8/15/22	1,041	1,071,702
Mylan N.V., 3.95%, 6/15/26	1,416	1,388,515
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,470,472
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,160,521
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,066,907

		$9,754,826

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$454,274
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	495,476
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	684,061

Security	Principal Amount (000’s omitted)	Value
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	$750	$784,801
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	955,458
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	612,960

		$3,987,030

Real Estate Investment Trusts (REITs) — 0.8%
CBL & Associates, L.P., 5.95%, 12/15/26	$876	$846,645
DDR Corp., 3.625%, 2/1/25	1,016	978,955
Essex Portfolio, L.P., 3.25%, 5/1/23	805	802,856
Simon Property Group, L.P., 2.50%, 7/15/21	423	421,826
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	989,615

		$4,039,897

Retail-Drug Stores — 0.1%
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	$730	$728,938

		$728,938

Retail-Specialty and Apparel — 0.6%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$962,231
Nordstrom, Inc., 5.00%, 1/15/44	1,000	947,779
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	315,650
Signet UK Finance PLC, 4.70%, 6/15/24	500	484,699

		$2,710,359

Software — 0.6%
CA, Inc., 3.60%, 8/15/22	$400	$406,318
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,516,582
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	935,812

		$2,858,712

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,008,936

		$1,008,936

Telecommunications — 0.9%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,038,152
AT&T, Inc., 3.60%, 2/17/23	1,834	1,859,618
Verizon Communications, Inc., 5.15%, 9/15/23	877	963,850
Verizon Communications, Inc., 6.00%, 4/1/41	422	477,995

		$4,339,615

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$374,798
American Water Capital Corp., 4.30%, 9/1/45	842	883,981
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,435,713
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,365,903
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,018,059
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,161,476

		$7,239,930

Total Corporate Bonds & Notes (identified cost $154,002,200)		$155,687,852

Agency Mortgage-Backed Securities — 23.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,039	$1,120,947
Pool #C03490, 4.50%, 8/1/40	859	927,278
Pool #C03815, 3.50%, 3/1/42	656	675,857
Pool #C03921, 3.50%, 5/1/42	670	690,381
Pool #C09013, 3.00%, 9/1/42	779	776,344
Pool #C09031, 2.50%, 2/1/43	2,023	1,943,233
Pool #C09032, 3.50%, 2/1/43	1,125	1,157,080
Pool #C91875, 3.50%, 6/1/36	1,318	1,368,350
Pool #G04913, 5.00%, 3/1/38	987	1,083,454
Pool #G05958, 5.00%, 8/1/40	236	258,379
Pool #G07459, 3.50%, 8/1/43	2,566	2,639,064
Pool #G07527, 3.00%, 10/1/43	507	505,263
Pool #G07589, 5.50%, 6/1/41	4,121	4,602,761
Pool #G08348, 5.00%, 6/1/39	252	275,633
Pool #G08524, 3.00%, 3/1/43	1,248	1,244,411
Pool #G08534, 3.00%, 6/1/43	2,163	2,156,233
Pool #G08596, 4.50%, 7/1/44	1,224	1,315,688
Pool #G08666, 3.00%, 9/1/45	2,567	2,549,608
Pool #G08670, 3.00%, 10/1/45	1,684	1,672,787
Pool #G08701, 3.00%, 4/1/46	2,570	2,549,882
Pool #G08717, 4.00%, 8/1/46	2,645	2,776,485
Pool #G08738, 3.50%, 12/1/46	2,570	2,631,171
Pool #G60173, 4.00%, 7/1/45	1,441	1,521,465
Pool #G60761, 3.00%, 10/1/43	2,550	2,542,660
Pool #Q00285, 4.50%, 4/1/41	632	682,246
Pool #Q08641, 3.50%, 6/1/42	685	705,561
Pool #Q10378, 3.00%, 8/1/42	1,315	1,311,257
Pool #Q17453, 3.50%, 4/1/43	2,045	2,104,734
Pool #Q21661, 3.50%, 9/1/43	1,116	1,146,504
Pool #Q29436, 4.00%, 11/1/44	1,549	1,629,036
Pool #Q34310, 3.50%, 6/1/45	2,433	2,492,485
Pool #Q34966, 4.00%, 7/1/45	1,029	1,080,122
Pool #Q40264, 3.50%, 5/1/46	1,950	1,996,553
Pool #Q45051, 3.00%, 12/1/46	3,786	3,761,560

		$55,894,472

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$140	$153,653
Pool #735415, 6.50%, 12/1/32	297	342,312
Pool #889982, 5.50%, 11/1/38	78	86,800
Pool #890427, 3.50%, 4/1/42	1,282	1,322,146
Pool #929009, 6.00%, 1/1/38	242	275,271
Pool #995203, 5.00%, 7/1/35	28	31,081
Pool #AB4827, 3.50%, 4/1/42	380	391,720
Pool #AB6633, 3.50%, 10/1/42	820	843,641
Pool #AB8923, 3.00%, 4/1/43	1,581	1,578,073
Pool #AE0949, 4.00%, 2/1/41	375	396,173
Pool #AE9757, 4.00%, 12/1/40	73	77,097

Security	Principal Amount (000’s omitted)	Value
Pool #AH0944, 4.00%, 12/1/40	$887	$936,765
Pool #AH1559, 4.00%, 12/1/40	141	149,132
Pool #AH3575, 4.50%, 1/1/41	292	314,890
Pool #AH3804, 4.00%, 2/1/41	661	697,525
Pool #AH9055, 4.50%, 4/1/41	500	538,871
Pool #AK6759, 3.50%, 3/1/42	1,198	1,233,353
Pool #AL2551, 3.50%, 10/1/42	322	332,112
Pool #AL3865, 3.50%, 7/1/43	83	85,251
Pool #AL5162, 3.00%, 9/1/43	1,152	1,149,612
Pool #AL6838, 4.00%, 4/1/43	1,010	1,065,669
Pool #AL7019, 3.50%, 11/1/42	2,173	2,237,891
Pool #AL7524, 5.00%, 7/1/41	1,420	1,556,619
Pool #AO4647, 3.50%, 6/1/42	521	536,356
Pool #AP2133, 3.50%, 8/1/42	273	281,483
Pool #AS0304, 3.00%, 8/1/43	527	526,114
Pool #AS3892, 4.00%, 11/1/44	1,390	1,460,825
Pool #AS4421, 4.00%, 2/1/45	982	1,035,882
Pool #AS5332, 4.00%, 7/1/45	1,671	1,762,213
Pool #AS6014, 4.00%, 10/1/45	1,091	1,150,195
Pool #AS6811, 3.00%, 3/1/46	1,854	1,842,287
Pool #AZ3743, 3.50%, 11/1/45	2,689	2,753,947
Pool #BA0891, 3.50%, 1/1/46	3,017	3,089,534
Pool #BA0908, 3.50%, 3/1/46	1,815	1,858,284
Pool #BA2906, 4.00%, 11/1/45	1,608	1,701,317
Pool #BA3938, 3.50%, 1/1/46	2,330	2,387,241
Pool #BC1849, 3.00%, 5/1/46	3,328	3,304,956
Pool #BC6815, 3.00%, 6/1/46	2,399	2,382,022
Pool #BD1183, 3.50%, 12/1/46	1,427	1,460,526
Pool #BE2316, 3.50%, 1/1/47	3,474	3,558,126
Pool #MA0634, 4.50%, 1/1/31	894	960,647
Pool #MA0956, 4.00%, 1/1/42	1,591	1,678,813
Pool #MA1003, 3.50%, 3/1/42	961	989,681
Pool #MA1789, 4.50%, 2/1/44	1,061	1,146,809
Pool #MA2389, 3.50%, 9/1/35	820	852,213
Pool #MA2653, 4.00%, 6/1/46	2,665	2,797,527
Pool #MA2711, 3.00%, 8/1/46	1,895	1,872,140

		$57,184,795

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,146	$2,236,731

		$2,236,731

Total Agency Mortgage-Backed Securities (identified cost $116,977,048)		$115,315,998

Collateralized Mortgage Obligations — 2.2%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,703	$2,743,875
Series 4030, Class PA, 3.50%, 6/15/40	831	850,273

		$3,594,148

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$451	$493,519
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,589,667
Series 2011-135, Class PK, 4.50%, 5/25/40	1,504	1,580,019
Series 2013-130, Class EA, 3.00%, 6/25/38	1,616	1,644,064
Series 2014-70, Class KP, 3.50%, 3/25/44	1,718	1,784,814

		$7,092,083

Total Collateralized Mortgage Obligations (identified cost $10,760,150)		$10,686,231

Commercial Mortgage-Backed Securities — 4.4%
Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$880	$884,284
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.443%, 12/10/54(5)	1,050	1,044,561
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	364	363,952
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	782,816
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,325
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(5)	500	531,052
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	546,878
Series 2014-CR21, Class C, 4.417%, 12/10/47(5)	500	494,398
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	562,182
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	676,332
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.365%, 12/15/49(5)	1,500	1,456,582
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(5)	675	559,938
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(5)	500	406,959
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(5)	250	203,916
Series 2014-C25, Class D, 3.948%, 11/15/47(1)(5)	1,585	1,239,157
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	897	954,914
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(5)	2,000	1,857,266
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	219,980
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.297%, 12/15/49(5)	1,050	1,016,810
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.942%, 6/11/49(5)	1,850	1,861,550
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,191	1,198,619
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,007,923
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.547%, 5/10/45(1)(5)	1,350	1,344,467
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.541%, 9/15/58(5)	900	909,875
Series 2015-SG1, Class C, 4.471%, 9/15/48(5)	1,500	1,491,260

Security	Principal Amount (000’s omitted)	Value
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	$110	$111,602

Total Commercial Mortgage-Backed Securities (identified cost $22,001,583)		$21,899,598

Asset-Backed Securities — 8.4%
Security	Principal Amount (000’s omitted)	Value
Automotive — 4.7%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$297	$297,202
Series 2016-2, Class B, 2.21%, 5/10/21	610	611,667
Series 2016-4, Class A3, 1.53%, 7/8/21	825	821,128
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,450	1,453,952
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	459,308
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,495
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	63	62,935
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	359	358,984
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	435	435,424
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	500	500,705
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	278	278,324
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	478	478,301
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	322	322,323
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	374	373,726
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	722	721,947
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	477,366
Series 2016-A, Class A2A, 1.12%, 12/15/18	160	160,449
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,080,323
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	773,264
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,102
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	150	150,051
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,641,362
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	871	872,263
Series 2016-1, Class A2A, 1.41%, 7/15/19	544	544,193
Series 2016-3, Class A3, 1.50%, 8/17/20	980	978,709
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,050

Security	Principal Amount (000’s omitted)	Value
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	$1,683	$1,681,577
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,884
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,916,225
Series 2016-A, Class A2, 1.32%, 12/16/19	958	958,163
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	997,864
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,003,468

		$22,845,734

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,231,666

		$1,231,666

Other — 2.2%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,690,421
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,204,219
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)(4)	1,000	1,010,195
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	554,505
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,255,618
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,851
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	89	89,161
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	277	278,640
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	949	952,345
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,304	1,313,363
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	701,191
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,063

		$10,658,572

Restaurants — 0.7%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$813	$819,445
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,194	1,211,355
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,625	1,637,080

		$3,667,880

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 0.5%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.693%, 6/17/31(1)(6)	$1,000	$999,536
Colony American Homes
Series 2014-1A, Class C, 2.793%, 5/17/31(1)(6)	915	915,548
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	659	654,873

		$2,569,957

Total Asset-Backed Securities (identified cost $40,927,991)		$40,973,809

Foreign Government and Agency Securities — 0.5%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,748

		$539,748

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$500,000
Government of Mexico, 4.00%, 10/2/23	790	815,675

		$1,315,675

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$713,125

		$713,125

Total Foreign Government and Agency Securities (identified cost $2,511,278)		$2,568,548

U.S. Treasury Obligations — 27.7%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.50%, 5/15/46	$1,880	$1,683,115
U.S. Treasury Bond, 2.875%, 11/15/46	15,000	14,552,055
U.S. Treasury Bond, 3.00%, 2/15/47	3,600	3,585,798
U.S. Treasury Bond, 3.625%, 2/15/44	17,600	19,609,902
U.S. Treasury Bond, 3.875%, 8/15/40	23,430	27,087,283
U.S. Treasury Note, 1.125%, 2/28/19	3,000	2,993,319
U.S. Treasury Note, 1.375%, 2/15/20	12,598	12,558,140
U.S. Treasury Note, 1.50%, 5/31/19	12,500	12,552,975
U.S. Treasury Note, 1.875%, 2/28/22	3,450	3,442,655
U.S. Treasury Note, 2.625%, 8/15/20	36,000	37,160,856

Total U.S. Treasury Obligations (identified cost $135,829,029)		$135,226,098

Preferred Securities — 0.1%

Security	Shares	Value
Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.688%(6)(7)(8)	$2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(9)	6,181,504	$6,182,740

Total Short-Term Investments (identified cost $6,182,740)		$6,182,740

Total Investments — 100.0% (identified cost $491,209,259)		$488,940,874

Other Assets, Less Liabilities — (0.0)%(10)		$(66,149)

Net Assets — 100.0%		$488,874,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $54,687,838 or 11.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2017.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(7)	Non-income producing security.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $10,648.

(10)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$492,713,207

Gross unrealized appreciation	$3,686,781
Gross unrealized depreciation	(7,459,114)

Net unrealized depreciation	$(3,772,333)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$155,687,852	$—	$155,687,852
Agency Mortgage-Backed Securities	—	115,315,998	—	115,315,998
Collateralized Mortgage Obligations	—	10,686,231	—	10,686,231
Commercial Mortgage-Backed Securities	—	21,899,598	—	21,899,598
Asset-Backed Securities	—	40,973,809	—	40,973,809
Foreign Government and Agency Securities	—	2,568,548	—	2,568,548
U.S. Treasury Obligations	—	135,226,098	—	135,226,098
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	6,182,740	—	6,182,740
Total Investments	$—	$488,540,874	$400,000	$488,940,874

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2017 is not presented. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

March 31, 2017 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $966,865,349 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 3.2%
CAE, Inc.	500,000	$7,639,959
Textron, Inc.	160,000	7,614,400
United Technologies Corp.	136,000	15,260,560

		$30,514,919

Auto Components — 0.5%
Delphi Automotive PLC(1)	65,000	$5,231,850

		$5,231,850

Automobiles — 0.5%
Ford Motor Co.	390,000	$4,539,600

		$4,539,600

Banks — 6.1%
JPMorgan Chase & Co.	293,000	$25,737,120
People’s United Financial, Inc.(1)	510,000	9,282,000
Wells Fargo & Co.(1)	430,000	23,933,800

		$58,952,920

Beverages — 3.8%
Anheuser-Busch InBev SA/NV ADR	172,800	$18,966,528
Diageo PLC	630,000	18,040,168

		$37,006,696

Biotechnology — 4.2%
AbbVie, Inc.(1)	78,000	$5,082,480
Alexion Pharmaceuticals, Inc.(2)	23,000	2,788,520
Biogen, Inc.(2)	10,800	2,952,936
Celgene Corp.(1)(2)	38,500	4,790,555
Gilead Sciences, Inc.	317,800	21,584,976
Incyte Corp.(1)(2)	22,000	2,940,740

		$40,140,207

Building Products — 1.2%
Johnson Controls International PLC(1)	264,000	$11,119,680

		$11,119,680

Capital Markets — 1.5%
Blackstone Group LP (The)	316,000	$9,385,200
Lazard, Ltd., Class A	118,000	5,426,820

		$14,812,020

Chemicals — 1.9%
Dow Chemical Co. (The)(1)	123,000	$7,815,420
LyondellBasell Industries NV, Class A(1)	120,639	11,001,070

		$18,816,490

Commercial Services & Supplies — 1.2%
Brambles, Ltd.	900,000	$6,427,302
Deluxe Corp.	67,000	4,835,390

		$11,262,692

1

Security	Shares	Value
Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	526,000	$17,778,800

		$17,778,800

Containers & Packaging — 1.5%
International Paper Co.(1)	283,153	$14,378,509

		$14,378,509

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)(2)	71,000	$5,146,790

		$5,146,790

Diversified Telecommunication Services — 3.9%
AT&T, Inc.(1)	232,000	$9,639,600
Verizon Communications, Inc.	567,880	27,684,150

		$37,323,750

Electric Utilities — 2.5%
PG&E Corp.	202,100	$13,411,356
Pinnacle West Capital Corp.(1)	130,000	10,839,400

		$24,250,756

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.(1)	205,000	$9,380,800

		$9,380,800

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	132,000	$10,309,200

		$10,309,200

Equity Real Estate Investment Trusts (REITs) — 3.2%
Equity Residential	154,000	$9,581,880
Extra Space Storage, Inc.	133,000	9,893,870
National Retail Properties, Inc.	259,000	11,297,580

		$30,773,330

Food & Staples Retailing — 1.4%
CVS Health Corp.(1)	49,000	$3,846,500
Wal-Mart Stores, Inc.(1)	140,400	10,120,032

		$13,966,532

Food Products — 2.7%
B&G Foods, Inc.(1)	249,000	$10,022,250
Pinnacle Foods, Inc.	272,400	15,763,788

		$25,786,038

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	104,000	$12,699,440

		$12,699,440

Health Care Providers & Services — 1.6%
Aetna, Inc.	118,000	$15,050,900

		$15,050,900

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.(1)	82,000	$4,679,740
McDonald’s Corp.	40,000	5,184,400

		$9,864,140

Household Durables — 0.5%
Whirlpool Corp.(1)	30,000	$5,139,900

		$5,139,900

2

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.8%
NextEra Energy Partners LP	235,000	$7,785,550

		$7,785,550

Industrial Conglomerates — 2.4%
General Electric Co.(1)	767,000	$22,856,600

		$22,856,600

Insurance — 5.4%
American Financial Group, Inc.	103,300	$9,856,886
AmTrust Financial Services, Inc.(1)	215,000	3,968,900
Chubb, Ltd.(1)	141,500	19,279,375
First American Financial Corp.(1)	494,000	19,404,320

		$52,509,481

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)(2)	18,800	$16,666,952

		$16,666,952

Internet Software & Services — 4.2%
Alphabet, Inc., Class C(2)	29,544	$24,508,521
Facebook, Inc., Class A(2)	116,600	16,563,030

		$41,071,551

IT Services — 1.7%
Amdocs, Ltd.	158,000	$9,636,420
International Business Machines Corp.(1)	41,400	7,209,396

		$16,845,816

Leisure Products — 1.0%
Mattel, Inc.(1)	366,000	$9,373,260

		$9,373,260

Media — 3.9%
Interpublic Group of Cos., Inc.(1)	633,000	$15,552,810
Time Warner, Inc.	142,000	13,874,820
Walt Disney Co. (The)	71,400	8,096,046

		$37,523,676

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	71,000	$2,888,280

		$2,888,280

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	157,000	$16,857,090
ConocoPhillips(1)	188,000	9,375,560
Occidental Petroleum Corp.(1)	109,200	6,918,912
Phillips 66(1)	142,300	11,273,006
Royal Dutch Shell PLC, Class B	351,000	9,648,782

		$54,073,350

Pharmaceuticals — 6.9%
GlaxoSmithKline PLC ADR	117,000	$4,932,720
Johnson & Johnson	144,400	17,985,020
Pfizer, Inc.(1)	738,000	25,246,980
Roche Holding AG PC	38,000	9,717,877
Teva Pharmaceutical Industries, Ltd. ADR	267,000	8,568,030

		$66,450,627

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Ltd.(1)	42,400	$9,283,904
Intel Corp.(1)	613,000	22,110,910

3

Security	Shares	Value
QUALCOMM, Inc.	84,000	$4,816,560
Texas Instruments, Inc.	69,000	5,558,640

		$41,770,014

Software — 3.6%
Adobe Systems, Inc.(2)	24,000	$3,123,120
Microsoft Corp.	386,000	25,421,960
Oracle Corp.	148,000	6,602,280

		$35,147,360

Specialty Retail — 1.2%
Lowe’s Cos., Inc.	136,000	$11,180,560

		$11,180,560

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	336,600	$48,355,956

		$48,355,956

Tobacco — 3.5%
Altria Group, Inc.	91,790	$6,555,642
Philip Morris International, Inc.(1)	244,700	27,626,630

		$34,182,272

Total Common Stocks (identified cost $858,859,588)		$962,927,264

Short-Term Investments — 1.3%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	353,565	$353,636
State Street Navigator Securities Lending Government Money Market Portfolio(4)	12,434,198	12,434,198

Total Short-Term Investments (identified cost $12,787,834)		$12,787,834

Total Investments — 100.9% (identified cost $871,647,422)		$975,715,098

Other Assets, Less Liabilities — (0.9)%		$(8,849,685)

Net Assets — 100.0%		$966,865,413

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $207,295,775 and the total market value of the collateral received by the Fund was $212,229,710 including cash collateral of $12,434,198 and non-cash U.S. Government securities collateral of $199,795,512.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $2,290.

(4)	Represents investment of cash collateral received in connection with securities lending.

4

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	13,256	$3,452,808
Options written	10,458	4,831,828
Options terminated in closing purchase transactions	(21,433)	(7,014,673)
Options exercised	(1,326)	(329,727)
Options expired	(955)	(940,236)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at March 31, 2017.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,945,912

Gross unrealized appreciation	$123,264,409
Gross unrealized depreciation	(19,495,223)

Net unrealized appreciation	$103,769,186

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$104,666,728	$—		$—	$104,666,728
Consumer Staples	92,901,370	18,040,168		—	110,941,538
Energy	54,733,768	9,648,782		—	64,382,550
Financials	126,274,421	—		—	126,274,421
Health Care	124,623,297	9,717,877		—	134,341,174
Industrials	69,326,589	6,427,302		—	75,753,891
Information Technology	210,350,297	—		—	210,350,297
Materials	36,083,279	—		—	36,083,279
Real Estate	30,773,330	—		—	30,773,330
Telecommunication Services	37,323,750	—		—	37,323,750
Utilities	32,036,306	—		—	32,036,306
Total Common Stocks	$919,093,135	$43,834,129	*	$—	$962,927,264
Short-Term Investments	$12,434,198	$353,636		$—	$12,787,834
Total Investments	$931,527,333	$44,187,765		$—	$975,715,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to Shareholders.

6

Eaton Vance

Greater India Fund

March 31, 2017 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $238,299,625 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
India — 93.9%
Auto Components — 1.2%
MRF, Ltd.	3,154	$2,970,838

		$2,970,838

Automobiles — 7.2%
Bajaj Auto, Ltd.	92,450	$3,995,406
Maruti Suzuki India, Ltd.	141,206	13,124,345

		$17,119,751

Banks — 12.4%
HDFC Bank, Ltd.	403,603	$9,187,637
ICICI Bank, Ltd.	824,501	3,515,549
IndusInd Bank, Ltd.	332,966	7,310,982
RBL Bank, Ltd.(1)(2)	309,230	2,358,595
Yes Bank, Ltd.	300,483	7,157,049

		$29,529,812

Beverages — 0.7%
United Breweries, Ltd.	139,855	$1,653,422

		$1,653,422

Biotechnology — 1.1%
Biocon, Ltd.	151,361	$2,636,502

		$2,636,502

Building Products — 0.6%
Kajaria Ceramics, Ltd.	165,378	$1,486,588

		$1,486,588

Capital Markets — 1.8%
Credit Analysis & Research, Ltd.	163,539	$4,229,545

		$4,229,545

Chemicals — 5.2%
Asian Paints, Ltd.	203,002	$3,343,478
Bayer CropScience, Ltd./India	32,679	1,902,392
Castrol India, Ltd.	285,075	1,897,206
UPL, Ltd.	469,941	5,272,838

		$12,415,914

Construction & Engineering — 1.5%
Voltas, Ltd.	543,645	$3,455,145

		$3,455,145

Construction Materials — 4.2%
Century Textiles & Industries, Ltd.	181,003	$2,935,231
Dalmia Bharat, Ltd.	78,403	2,358,304
Grasim Industries, Ltd. GDR(3)	291,800	4,706,533

		$10,000,068

1

Security	Shares	Value
Consumer Finance — 6.2%
Bajaj Finance, Ltd.	285,730	$5,166,046
Bharat Financial Inclusion, Ltd.(2)	166,217	2,068,253
Mahindra & Mahindra Financial Services, Ltd.	517,379	2,510,999
Muthoot Finance, Ltd.	902,592	5,129,900

		$14,875,198

Diversified Financial Services — 1.6%
Bajaj Holdings & Investment, Ltd.	110,719	$3,699,885

		$3,699,885

Food Products — 1.3%
Britannia Industries, Ltd.	60,017	$3,106,330

		$3,106,330

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	661,871	$1,298,555

		$1,298,555

Household Durables — 4.0%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,028,778	$6,727,020
Whirlpool of India, Ltd.(2)	145,630	2,738,526

		$9,465,546

Industrial Conglomerates — 1.3%
Siemens, Ltd.	155,154	$2,998,661

		$2,998,661

Internet Software & Services — 1.1%
Info Edge India, Ltd.	220,829	$2,720,449

		$2,720,449

IT Services — 8.8%
HCL Technologies, Ltd.	260,440	$3,513,253
Infosys, Ltd.	1,099,443	17,337,067

		$20,850,320

Machinery — 4.9%
AIA Engineering, Ltd.	74,939	$1,789,012
Eicher Motors, Ltd.	17,820	6,987,878
Thermax, Ltd.	186,957	2,831,066

		$11,607,956

Media — 0.8%
Sun TV Network, Ltd.	164,934	$2,006,606

		$2,006,606

Metals & Mining — 3.0%
Hindalco Industries, Ltd.	1,221,302	$3,660,449
Hindustan Zinc, Ltd.	799,666	3,560,560

		$7,221,009

Oil, Gas & Consumable Fuels — 2.9%
Indian Oil Corp., Ltd.	1,146,276	$6,832,402

		$6,832,402

Personal Products — 4.2%
Colgate-Palmolive (India), Ltd.	220,758	$3,374,267
Emami, Ltd.	206,931	3,428,655
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	3,258,051

		$10,060,973

2

Security	Shares	Value
Pharmaceuticals — 4.4%
Abbott India, Ltd.	34,916	$2,489,543
Aurobindo Pharma, Ltd.	117,449	1,220,944
Cadila Healthcare, Ltd.	258,021	1,758,323
Cipla, Ltd.	535,500	4,907,179

		$10,375,989

Real Estate Management & Development — 0.5%
Prestige Estates Projects, Ltd.	325,464	$1,093,266

		$1,093,266

Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,416,585

		$2,416,585

Thrifts & Mortgage Finance — 3.8%
Housing Development Finance Corp., Ltd.	396,352	$9,156,024

		$9,156,024

Tobacco — 4.0%
ITC, Ltd.	2,185,783	$9,452,497

		$9,452,497

Wireless Telecommunication Services — 3.7%
Idea Cellular, Ltd.	6,728,649	$8,923,605

		$8,923,605

Total India (identified cost $185,363,546)		$223,659,441

United States — 3.0%
IT Services — 3.0%
Cognizant Technology Solutions Corp., Class A(2)	121,937	$7,257,690

		$7,257,690

Total United States (identified cost $6,629,544)		$7,257,690

Total Common Stocks (identified cost $191,993,090)		$230,917,131

Short-Term Investments — 2.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.09%, 4/3/17	$5,256	$5,255,774

Total Short-Term Investments (identified cost $5,255,774)		$5,255,774

Total Investments — 99.1% (identified cost $197,248,864)		$236,172,905

Other Assets, Less Liabilities — 0.9%		$2,128,344

Net Assets — 100.0%		$238,301,249

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $2,358,595 or 1.0% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the aggregate value of these securities is $4,706,533 or 2.0% of the Portfolio’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	262	Long	Apr-17	$4,798,464	$4,819,752	$21,288

						$21,288

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At March 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2017, the Portfolio entered into equity index futures contracts to manage cash flows.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $21,288.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$199,135,050

Gross unrealized appreciation	$40,978,333
Gross unrealized depreciation	(3,940,478)

Net unrealized appreciation	$37,037,855

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$32,861,296		$—	$32,861,296
Consumer Staples	—	24,273,222		—	24,273,222
Energy	—	6,832,402		—	6,832,402
Financials	—	61,490,464		—	61,490,464
Health Care	—	13,012,491		—	13,012,491
Industrials	—	21,964,935		—	21,964,935
Information Technology	7,257,690	23,570,769		—	30,828,459
Materials	4,706,533	24,930,458		—	29,636,991
Real Estate	—	1,093,266		—	1,093,266
Telecommunication Services	—	8,923,605		—	8,923,605
Total Common Stocks	$11,964,223	$218,952,908	*	$—	$230,917,131
Short-Term Investments	$—	$5,255,774		$—	$5,255,774
Total Investments	$11,964,223	$224,208,682		$—	$236,172,905
Futures Contracts	$—	$21,288		$—	$21,288
Total	$11,964,223	$224,229,970		$—	$236,194,193

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Growth Fund

March 31, 2017 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $307,106,390 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Growth Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	39,441	$6,014,753

		$6,014,753

Air Freight & Logistics — 1.3%
FedEx Corp.	20,344	$3,970,132

		$3,970,132

Auto Components — 1.3%
Delphi Automotive PLC	50,142	$4,035,930

		$4,035,930

Automobiles — 0.5%
Tesla, Inc.(1)(2)	5,020	$1,397,066

		$1,397,066

Banks — 2.0%
JPMorgan Chase & Co.	37,399	$3,285,128
Wells Fargo & Co.	53,115	2,956,381

		$6,241,509

Beverages — 2.0%
Constellation Brands, Inc., Class A	23,342	$3,783,038
PepsiCo, Inc.	22,248	2,488,661

		$6,271,699

Biotechnology — 8.9%
Alexion Pharmaceuticals, Inc.(1)	46,849	$5,679,973
Biogen, Inc.(1)	13,395	3,662,461
Bioverativ, Inc.(1)	41,500	2,260,090
Celgene Corp.(1)	85,370	10,622,589
Incyte Corp.(1)	24,505	3,275,583
Vertex Pharmaceuticals, Inc.(1)	17,093	1,869,120

		$27,369,816

Building Products — 1.0%
Johnson Controls International PLC	73,601	$3,100,074

		$3,100,074

Capital Markets — 2.5%
CBOE Holdings, Inc.	22,355	$1,812,320
Charles Schwab Corp. (The)	100,479	4,100,548
S&P Global, Inc.	14,243	1,862,130

		$7,774,998

Chemicals — 3.1%
Ecolab, Inc.	49,841	$6,247,071
Monsanto Co.	27,696	3,135,187

		$9,382,258

Communications Equipment — 0.8%
Palo Alto Networks, Inc.(1)(2)	20,519	$2,312,081

		$2,312,081

1

Security	Shares	Value
Distributors — 1.5%
LKQ Corp.(1)	159,976	$4,682,498

		$4,682,498

Energy Equipment & Services — 1.1%
Halliburton Co.	70,082	$3,448,735

		$3,448,735

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	39,228	$6,578,143

		$6,578,143

Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	188,224	$4,329,152
Pinnacle Foods, Inc.	109,098	6,313,501

		$10,642,653

Health Care Equipment & Supplies — 2.0%
Danaher Corp.	35,954	$3,075,145
Hologic, Inc.(1)	75,403	3,208,398

		$6,283,543

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	72,776	$4,249,391

		$4,249,391

Household Durables — 1.7%
Newell Brands, Inc.	111,658	$5,266,908

		$5,266,908

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	20,521	$18,192,687
Priceline Group, Inc. (The)(1)	914	1,626,893

		$19,819,580

Internet Software & Services — 14.8%
Alphabet, Inc., Class A(1)	12,048	$10,214,294
Alphabet, Inc., Class C(1)	14,357	11,909,993
Facebook, Inc., Class A(1)	119,143	16,924,263
GoDaddy, Inc., Class A(1)(2)	132,401	5,017,998
GrubHub, Inc.(1)(2)	45,086	1,482,879

		$45,549,427

IT Services — 3.7%
Visa, Inc., Class A(2)	126,251	$11,219,926

		$11,219,926

Machinery — 1.7%
Dover Corp.	66,121	$5,312,822

		$5,312,822

Media — 2.5%
Time Warner, Inc.	15,633	$1,527,501
Walt Disney Co. (The)	54,175	6,142,903

		$7,670,404

Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.	34,575	$2,143,650
EOG Resources, Inc.	13,779	1,344,141
Range Resources Corp.	53,666	1,561,681

		$5,049,472

2

Security	Shares	Value
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	16,734	$1,418,876

		$1,418,876

Pharmaceuticals — 6.2%
Allergan PLC	26,390	$6,305,099
Eli Lilly & Co.	38,788	3,262,458
Johnson & Johnson	25,267	3,147,005
Zoetis, Inc.	116,273	6,205,490

		$18,920,052

Road & Rail — 3.1%
Norfolk Southern Corp.	53,972	$6,043,245
Union Pacific Corp.	33,181	3,514,531

		$9,557,776

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Ltd.	34,361	$7,523,684
Texas Instruments, Inc.	45,632	3,676,114

		$11,199,798

Software — 9.5%
Adobe Systems, Inc.(1)	41,269	$5,370,335
Ellie Mae, Inc.(1)(2)	26,266	2,633,692
FireEye, Inc.(1)(2)	144,917	1,827,403
Intuit, Inc.	25,030	2,903,230
Microsoft Corp.	99,437	6,548,921
Proofpoint, Inc.(1)	29,160	2,168,337
salesforce.com, inc.(1)	93,243	7,691,615

		$29,143,533

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	19,732	$2,925,466
Burlington Stores, Inc.(1)	21,361	2,078,212
Home Depot, Inc. (The)	27,130	3,983,498
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	6,744	1,923,591

		$10,910,767

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	63,058	$9,058,912

		$9,058,912

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	52,353	$2,917,633

		$2,917,633

Total Common Stocks (identified cost $198,851,057)		$306,771,165

Short-Term Investments — 2.3%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	612,979	$613,102
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,362,504	6,362,504

Total Short-Term Investments (identified cost $6,975,606)		$6,975,606

3

Value
Total Investments — 102.2% (identified cost $205,826,663)	$313,746,771

Other Assets, Less Liabilities — (2.2)%	$(6,640,346)

Net Assets — 100.0%	$307,106,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $21,774,987 and the total market value of the collateral received by the Portfolio was $22,247,483, including cash collateral of $6,362,504 and non-cash U.S. Government securities collateral of $15,884,979.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $5,050.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,008,435

Gross unrealized appreciation	$110,390,188
Gross unrealized depreciation	(2,651,852)

Net unrealized appreciation	$107,738,336

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$306,771,165	*	$—	$—	$306,771,165
Short-Term Investments	6,362,504		613,102	—	6,975,606
Total Investments	$313,133,669		$613,102	$—	$313,746,771

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

4

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

March 31, 2017 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $2,857,187,519 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.1%
United Technologies Corp.	283,213	$31,779,331

		$31,779,331

Air Freight & Logistics — 2.3%
C.H. Robinson Worldwide, Inc.(1)	837,083	$64,698,145

		$64,698,145

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	1,133,730	$40,814,280

		$40,814,280

Banks — 11.7%
Great Western Bancorp, Inc.(1)	426,361	$18,081,970
JPMorgan Chase & Co.	1,447,941	127,187,137
KeyCorp(1)	2,545,159	45,252,927
U.S. Bancorp(1)	652,877	33,623,166
Wells Fargo & Co.	2,005,481	111,625,072

		$335,770,272

Capital Markets — 4.6%
Charles Schwab Corp. (The)(1)	399,597	$16,307,554
Credit Suisse Group AG	1,998,173	29,730,063
E*TRADE Financial Corp.(2)	674,378	23,529,048
Goldman Sachs Group, Inc. (The)	145,343	33,388,194
Lazard, Ltd., Class A	598,392	27,520,048

		$130,474,907

Chemicals — 0.4%
PPG Industries, Inc.(1)	102,269	$10,746,427

		$10,746,427

Containers & Packaging — 0.6%
International Paper Co.(1)	345,604	$17,549,771

		$17,549,771

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,029,113	$50,169,259

		$50,169,259

Electric Utilities — 4.1%
NextEra Energy, Inc.	539,641	$69,273,715
PG&E Corp.	738,054	48,977,264

		$118,250,979

Electrical Equipment — 1.2%
Hubbell, Inc.	281,630	$33,809,681

		$33,809,681

1

Security	Shares	Value
Energy Equipment & Services — 2.8%
Halliburton Co.	473,250	$23,288,633
Oceaneering International, Inc.(1)	727,749	19,707,443
Schlumberger, Ltd.	490,092	38,276,185

		$81,272,261

Equity Real Estate Investment Trusts (REITs) — 5.6%
Equity Residential	598,397	$37,232,261
Federal Realty Investment Trust	253,431	33,833,038
Public Storage	157,890	34,563,700
Simon Property Group, Inc.	324,953	55,901,665

		$161,530,664

Food Products — 3.0%
General Mills, Inc.	290,363	$17,134,321
Kellogg Co.(1)	267,209	19,402,045
McCormick & Co., Inc.	222,633	21,717,849
Mondelez International, Inc., Class A	645,444	27,805,728

		$86,059,943

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(1)(2)	584,090	$14,526,318
Zimmer Biomet Holdings, Inc.	430,060	52,514,627

		$67,040,945

Health Care Providers & Services — 1.1%
Aetna, Inc.	242,994	$30,993,885

		$30,993,885

Household Durables — 1.1%
Whirlpool Corp.	184,743	$31,652,018

		$31,652,018

Household Products — 2.3%
Colgate-Palmolive Co.	475,250	$34,783,548
Procter & Gamble Co. (The)	331,752	29,807,917

		$64,591,465

Industrial Conglomerates — 3.7%
General Electric Co.	3,504,133	$104,423,163

		$104,423,163

Insurance — 5.8%
Alleghany Corp.(2)	39,540	$24,303,656
American Financial Group, Inc.	311,525	29,725,716
Chubb, Ltd.	551,205	75,101,681
WR Berkley Corp.(1)	516,489	36,479,618

		$165,610,671

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(2)	67,291	$55,821,922
eBay, Inc.(2)	1,800,325	60,436,910

		$116,258,832

IT Services — 1.3%
Visa, Inc., Class A(1)	431,107	$38,312,479

		$38,312,479

2

Security	Shares	Value
Leisure Products — 0.4%
Polaris Industries, Inc.(1)	133,890	$11,219,982

		$11,219,982

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	115,680	$17,768,448

		$17,768,448

Machinery — 1.4%
Caterpillar, Inc.(1)	437,351	$40,568,679

		$40,568,679

Multi-Utilities — 2.0%
Sempra Energy(1)	505,508	$55,858,634

		$55,858,634

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	331,510	$20,553,620
Chevron Corp.	683,523	73,389,864
ConocoPhillips	1,089,579	54,337,305
EOG Resources, Inc.	281,176	27,428,719
Exxon Mobil Corp.	201,420	16,518,454
Occidental Petroleum Corp.(1)	498,264	31,570,007
Phillips 66(1)	300,418	23,799,114
Pioneer Natural Resources Co.(1)	147,121	27,398,344

		$274,995,427

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A(1)	438,094	$37,145,990

		$37,145,990

Pharmaceuticals — 9.6%
Allergan PLC(1)	169,977	$40,610,905
Eli Lilly & Co.(1)	425,118	35,756,675
Johnson & Johnson	827,559	103,072,473
Pfizer, Inc.	1,894,848	64,822,750
Zoetis, Inc.(1)	573,307	30,597,395

		$274,860,198

Road & Rail — 1.9%
CSX Corp.	1,149,254	$53,497,774

		$53,497,774

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.(1)	1,647,484	$59,424,748
NXP Semiconductors NV(2)	132,015	13,663,552

		$73,088,300

Specialty Retail — 1.5%
Home Depot, Inc. (The)(1)	292,637	$42,967,891

		$42,967,891

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	315,129	$45,271,432

		$45,271,432

3

Security	Shares	Value
Tobacco — 2.2%
Altria Group, Inc.	473,325	$33,804,872
Philip Morris International, Inc.(1)	252,867	28,548,684

		$62,353,556

Total Common Stocks (identified cost $2,368,907,709)		$2,771,405,689

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
iShares Russell 1000 Value ETF(1)	449,962	$51,718,632

Total Exchange-Traded Funds (identified cost $51,346,385)		$51,718,632

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	15,725,437	$15,728,582
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,724,952	9,724,952

Total Short-Term Investments (identified cost $25,453,534)		$25,453,534

Total Investments — 99.7% (identified cost $2,445,707,628)		$2,848,577,855

Other Assets, Less Liabilities — 0.3%		$8,609,699

Net Assets — 100.0%		$2,857,187,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $49,851,909 and the total market value of the collateral received by the Portfolio was $51,087,098, including cash collateral of $9,724,952 and non-cash U.S. Government securities collateral of $41,362,146.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $82,101.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2017.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,452,291,280

Gross unrealized appreciation	$411,317,371
Gross unrealized depreciation	(15,030,796)

Net unrealized appreciation	$396,286,575

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$126,654,171	$—		$—	$126,654,171
Consumer Staples	250,150,954	—		—	250,150,954
Energy	356,267,688	—		—	356,267,688
Financials	602,125,787	29,730,063		—	631,855,850
Health Care	390,663,476	—		—	390,663,476
Industrials	328,776,773	—		—	328,776,773
Information Technology	272,931,043	—		—	272,931,043
Materials	28,296,198	—		—	28,296,198
Real Estate	161,530,664	—		—	161,530,664
Telecommunication Services	50,169,259	—		—	50,169,259
Utilities	174,109,613	—		—	174,109,613
Total Common Stocks	$2,741,675,626	$29,730,063	*	$—	$2,771,405,689
Exchange-Traded Funds	$51,718,632	$—		$—	$51,718,632
Short-Term Investments	9,724,952	15,728,582		—	25,453,534
Total Investments	$2,803,119,210	$45,458,645		$—	$2,848,577,855

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
Hilton Worldwide Holdings, Inc.	9,316	$544,613
Marriott International, Inc., Class A	9,905	932,853

		$1,477,466

Other — 1.1%
CBRE Group, Inc., Class A(1)	9,037	$314,397
Jones Lang LaSalle, Inc.	2,790	310,946

		$625,343

Real Estate Investment Trusts — 94.1%

Security	Shares	Value
Diversified, Specialty & Other — 9.0%
CoreSite Realty Corp.	5,243	$472,132
Cousins Properties, Inc.	81,863	677,007
Digital Realty Trust, Inc.	7,324	779,200
National Retail Properties, Inc.	19,805	863,894
PS Business Parks, Inc.	3,708	425,530
STORE Capital Corp.	18,327	437,649
Vornado Realty Trust	14,056	1,409,958

		$5,065,370

Health Care — 7.8%
HCP, Inc.	35,606	$1,113,756
Ventas, Inc.	23,674	1,539,757
Welltower, Inc.	24,587	1,741,251

		$4,394,764

Hotels & Resorts — 3.7%
DiamondRock Hospitality Co.	37,340	$416,341
Host Hotels & Resorts, Inc.	32,732	610,779
Park Hotels & Resorts, Inc.	13,567	348,265
Sunstone Hotel Investors, Inc.	43,296	663,728

		$2,039,113

Industrial — 6.9%
DCT Industrial Trust, Inc.	20,145	$969,377
Duke Realty Corp.	21,214	557,292
EastGroup Properties, Inc.	9,590	705,153
First Industrial Realty Trust, Inc.	12,572	334,792
ProLogis, Inc.	24,835	1,288,440

		$3,855,054

Malls and Factory Outlets — 15.5%
GGP, Inc.	84,398	$1,956,346
Simon Property Group, Inc.	36,662	6,306,964
Tanger Factory Outlet Centers, Inc.	12,273	402,186

		$8,665,496

1

Security	Shares	Value
Multifamily — 21.6%
American Campus Communities, Inc.	10,362	$493,128
AvalonBay Communities, Inc.	14,660	2,691,576
Camden Property Trust	13,004	1,046,302
Education Realty Trust, Inc.	13,543	553,231
Equity Residential	53,048	3,300,647
Essex Property Trust, Inc.	7,708	1,784,633
Invitation Homes, Inc.(1)	35,040	764,923
Mid-America Apartment Communities, Inc.	14,688	1,494,357

		$12,128,797

Office — 10.2%
Boston Properties, Inc.	17,908	$2,371,198
Corporate Office Properties Trust	12,273	406,236
Douglas Emmett, Inc.	9,042	347,213
Highwoods Properties, Inc.	19,103	938,530
Hudson Pacific Properties, Inc.	18,939	656,047
Paramount Group, Inc.	20,503	332,354
Parkway, Inc.	33,395	664,227

		$5,715,805

Self Storage — 10.0%
CubeSmart	31,214	$810,315
Extra Space Storage, Inc.	9,825	730,882
Public Storage	18,666	4,086,174

		$5,627,371

Strip Centers — 9.4%
Acadia Realty Trust	24,817	$745,999
Brixmor Property Group, Inc.	35,837	769,062
Federal Realty Investment Trust	14,027	1,872,605
Kimco Realty Corp.	25,327	559,473
Regency Centers Corp.	20,047	1,330,920

		$5,278,059

Total Real Estate Investment Trusts		$52,769,829

Total Common Stocks (identified cost $48,381,737)		$54,872,638

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	1,087,345	$1,087,562

Total Short-Term Investments (identified cost $1,087,593)		$1,087,562

Total Investments — 99.8% (identified cost $49,469,330)		$55,960,200

Other Assets, Less Liabilities — 0.2%		$135,986

Net Assets — 100.0%		$56,096,186

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $2,276.

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,995,795

Gross unrealized appreciation	$6,533,267
Gross unrealized depreciation	(568,862)

Net unrealized appreciation	$5,964,405

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$54,872,638	*	$—	$—	$54,872,638
Short-Term Investments	—		1,087,562	—	1,087,562
Total Investments	$54,872,638		$1,087,562	$—	$55,960,200

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.2%
Curtiss-Wright Corp.	4,670	$426,184
Hexcel Corp.	32,371	1,765,838
Mercury Systems, Inc.(1)	28,270	1,103,944

		$3,295,966

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A(1)	16,925	$785,320

		$785,320

Banks — 11.0%
Ameris Bancorp	16,210	$747,281
Bank of the Ozarks, Inc.	30,503	1,586,461
BankUnited, Inc.	15,233	568,343
Eagle Bancorp, Inc.(1)	19,722	1,177,403
First Hawaiian, Inc.	30,990	927,221
South State Corp.	8,960	800,576
Sterling Bancorp	37,090	879,033
Western Alliance Bancorp(1)	29,620	1,454,046
Wintrust Financial Corp.	8,350	577,152

		$8,717,516

Biotechnology — 2.0%
Ligand Pharmaceuticals, Inc.(1)	14,752	$1,561,352

		$1,561,352

Capital Markets — 3.9%
CBOE Holdings, Inc.	10,390	$842,317
Cohen & Steers, Inc.	36,005	1,439,120
Lazard, Ltd., Class A	18,098	832,327

		$3,113,764

Chemicals — 2.7%
Balchem Corp.	26,179	$2,157,673

		$2,157,673

Commercial Services & Supplies — 3.5%
Brink’s Co. (The)	9,680	$517,396
Deluxe Corp.	11,720	845,832
Multi-Color Corp.	19,813	1,406,723

		$2,769,951

Communications Equipment — 0.6%
NETGEAR, Inc.(1)	9,050	$448,428

		$448,428

Construction Materials — 1.5%
US Concrete, Inc.(1)	18,207	$1,175,262

$1,175,262

1

Security	Shares	Value
Diversified Consumer Services — 6.2%
Bright Horizons Family Solutions, Inc.(1)	18,890	$1,369,336
Grand Canyon Education, Inc.(1)	19,982	1,430,911
ServiceMaster Global Holdings, Inc.(1)	50,973	2,128,123

		$4,928,370

Electrical Equipment — 1.7%
AZZ, Inc.	12,989	$772,846
EnerSys	7,830	618,100

		$1,390,946

Electronic Equipment, Instruments & Components — 3.0%
Dolby Laboratories, Inc., Class A	33,430	$1,752,066
MTS Systems Corp.	10,804	594,760

		$2,346,826

Energy Equipment & Services — 0.4%
Superior Energy Services, Inc.(1)	22,395	$319,353

		$319,353

Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust	30,757	$924,555
CubeSmart	51,644	1,340,678
DCT Industrial Trust, Inc.	20,905	1,005,949
Education Realty Trust, Inc.	18,390	751,232
Parkway, Inc.	30,720	611,021

		$4,633,435

Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	53,867	$1,282,035

		$1,282,035

Food Products — 2.6%
Pinnacle Foods, Inc.	35,161	$2,034,767

		$2,034,767

Health Care Equipment & Supplies — 5.4%
ICU Medical, Inc.(1)	6,599	$1,007,667
Integra LifeSciences Holdings Corp.(1)	35,944	1,514,321
West Pharmaceutical Services, Inc.	21,265	1,735,437

		$4,257,425

Health Care Providers & Services — 2.0%
Amedisys, Inc.(1)	16,580	$847,072
Envision Healthcare Corp.(1)	11,762	721,246

		$1,568,318

Hotels, Restaurants & Leisure — 0.6%
Dave & Buster’s Entertainment, Inc.(1)	3,810	$232,753
Papa John’s International, Inc.	3,040	243,322

		$476,075

Insurance — 4.5%
First American Financial Corp.	39,674	$1,558,395
Horace Mann Educators Corp.	31,362	1,287,410
RLI Corp.	11,519	691,370

		$3,537,175

2

Security	Shares	Value
IT Services — 4.7%
Black Knight Financial Services, Inc., Class A(1)	26,856	$1,028,585
CSG Systems International, Inc.	27,471	1,038,678
Euronet Worldwide, Inc.(1)	19,298	1,650,365

		$3,717,628

Life Sciences Tools & Services — 2.9%
Cambrex Corp.(1)	24,740	$1,361,937
VWR Corp.(1)	34,075	960,915

		$2,322,852

Machinery — 2.2%
Milacron Holdings Corp.(1)	29,098	$541,514
RBC Bearings, Inc.(1)	12,783	1,241,101

		$1,782,615

Marine — 1.9%
Kirby Corp.(1)	21,184	$1,494,531

		$1,494,531

Oil, Gas & Consumable Fuels — 4.2%
Diamondback Energy, Inc.(1)	5,080	$526,872
Jagged Peak Energy, Inc.(1)	18,222	237,615
PDC Energy, Inc.(1)	21,083	1,314,525
Rice Energy, Inc.(1)	53,469	1,267,215

		$3,346,227

Professional Services — 1.9%
WageWorks, Inc.(1)	20,390	$1,474,197

		$1,474,197

Road & Rail — 1.8%
Landstar System, Inc.	16,660	$1,426,929

		$1,426,929

Semiconductors & Semiconductor Equipment — 3.1%
PDF Solutions, Inc.(1)	51,140	$1,156,787
Veeco Instruments, Inc.(1)	44,260	1,321,161

		$2,477,948

Software — 7.4%
ACI Worldwide, Inc.(1)	71,760	$1,534,946
Blackbaud, Inc.	26,550	2,035,589
Monotype Imaging Holdings, Inc.	21,920	440,592
RealPage, Inc.(1)	53,020	1,850,398

		$5,861,525

Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	14,643	$1,424,617
Lithia Motors, Inc., Class A	4,540	388,851

		$1,813,468

Thrifts & Mortgage Finance — 1.7%
Essent Group, Ltd.(1)	38,459	$1,391,062

		$1,391,062

Total Common Stocks (identified cost $60,886,766)		$77,908,939

3

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 2000 ETF	7,490	$1,029,725

Total Exchange-Traded Funds (identified cost $1,009,018)		$1,029,725

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	173,707	$173,742

Total Short-Term Investments (identified cost $173,742)		$173,742

Total Investments — 99.8% (identified cost $62,069,526)		$79,112,406

Other Assets, Less Liabilities — 0.2%		$169,481

Net Assets — 100.0%		$79,281,887

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $3,451.

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,151,016

Gross unrealized appreciation	$17,353,703
Gross unrealized depreciation	(392,313)

Net unrealized appreciation	$16,961,390

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$77,908,939	*	$—	$—	$77,908,939
Exchange-Traded Funds	1,029,725		—	—	1,029,725
Short-Term Investments	—		173,742	—	173,742
Total Investments	$78,938,664		$173,742	$—	$79,112,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Global Small-Cap Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 2.7%
Challenger, Ltd.	11,858	$113,653
Mirvac Group	56,042	93,759
OZ Minerals, Ltd.	6,248	37,380
Regis Resources, Ltd.	19,434	49,098
Super Retail Group, Ltd.	10,822	84,765
Tox Free Solutions, Ltd.	74,132	131,967

		$510,622

Austria — 0.5%
ams AG	1,637	$88,431

		$88,431

Belgium — 0.8%
Kinepolis Group NV	1,357	$69,194
Warehouses De Pauw CVA	812	75,507

		$144,701

Bermuda — 1.4%
Essent Group, Ltd.(1)	3,139	$113,538
Genpact, Ltd.	6,619	163,886

		$277,424

Canada — 4.3%
Boardwalk Real Estate Investment Trust	2,376	$84,277
CAE, Inc.	8,183	125,036
Canadian Energy Services & Technology Corp.	28,584	156,692
Detour Gold Corp.(1)	4,277	49,014
Laurentian Bank of Canada	2,139	94,207
North West Co., Inc. (The)	3,641	86,819
Pan American Silver Corp.	2,119	37,095
Seven Generations Energy, Ltd., Class A(1)	9,079	165,898
Torex Gold Resources, Inc.(1)	1,820	35,884

		$834,922

China — 0.6%
TAL Education Group ADR(1)	1,023	$109,021

		$109,021

Finland — 0.4%
Amer Sports Oyj	3,378	$76,378

		$76,378

France — 1.5%
Criteo SA ADR(1)	1,805	$90,232
Ipsen SA	1,182	118,179

1

Security	Shares	Value
Rubis SCA	810	$79,305

		$287,716

Germany — 2.0%
Bertrandt AG	758	$73,593
Carl Zeiss Meditec AG	2,129	90,865
Freenet AG	2,454	79,769
Salzgitter AG	1,592	57,545
Scout24 AG(1)(2)	2,497	83,368

		$385,140

Hong Kong — 0.6%
Hysan Development Co., Ltd.	26,471	$120,095

		$120,095

Ireland — 1.4%
Irish Residential Properties REIT PLC	51,796	$68,459
UDG Healthcare PLC	23,884	209,721

		$278,180

Israel — 0.9%
Frutarom Industries, Ltd.	3,154	$176,274

		$176,274

Italy — 2.2%
Amplifon SpA	8,715	$104,949
Banca Generali SpA	5,178	135,341
MARR SpA	3,268	70,651
Moncler SpA	4,833	105,873

		$416,814

Japan — 11.9%
77 Bank, Ltd. (The)	21,786	$94,513
Advance Residence Investment Corp.	41	112,360
Ariake Japan Co., Ltd.	1,906	120,226
Asahi Intecc Co., Ltd.	1,800	74,908
Daifuku Co., Ltd.	5,729	143,290
Eiken Chemical Co., Ltd.	4,485	124,538
FP Corp.	2,110	98,675
GMO Internet, Inc.	13,000	154,065
Nomura Co., Ltd.	6,200	109,573
Penta-Ocean Construction Co., Ltd.	15,500	75,015
Relia, Inc.	15,100	148,941
Sac’s Bar Holdings, Inc.	8,217	93,668
Sakata INX Corp.	12,100	166,982
Sakata Seed Corp.	4,400	138,267
Sumco Corp.	4,600	76,839
Sun Frontier Fudousan Co., Ltd.	8,100	70,780
Toho Co., Ltd.	2,800	74,319
Tokyo Century Corp.	4,387	149,558
Tokyu REIT, Inc.	79	99,469
Yokohama Reito Co., Ltd.	15,000	149,305

		$2,275,291

2

Security	Shares	Value
Netherlands — 1.3%
IMCD Group NV	3,621	$177,885
Refresco Group NV(2)	5,088	77,346

		$255,231

Norway — 0.5%
XXL ASA(2)	8,679	$94,556

		$94,556

Spain — 0.7%
Hispania Activos Inmobiliarios SOCIMI SA	9,126	$130,947

		$130,947

Sweden — 1.2%
Boliden AB	2,192	$65,246
Trelleborg AB, Class B	7,711	165,082

		$230,328

Switzerland — 1.2%
Temenos Group AG	1,917	$152,257
VZ Holding AG	293	80,371

		$232,628

United Kingdom — 8.1%
Bodycote PLC	15,494	$154,582
Cairn Energy PLC(1)	23,604	60,555
Halma PLC	13,980	179,394
Hastings Group Holdings PLC(2)	29,607	100,709
Hiscox, Ltd.	6,160	84,436
Inchcape PLC	9,666	101,909
IWG PLC	53,713	214,585
Melrose Industries PLC	76,115	212,688
St. James’s Place PLC	7,713	102,667
Travis Perkins PLC	6,948	131,810
UNITE Group PLC (The)	12,061	96,209
WH Smith PLC	4,797	106,585

		$1,546,129

United States — 55.6%
Acadia Realty Trust	2,708	$81,403
ACI Worldwide, Inc.(1)	7,553	161,559
Akamai Technologies, Inc.(1)	2,058	122,863
Alliant Energy Corp.	1,994	78,982
Amedisys, Inc.(1)	2,414	123,331
Ameris Bancorp	1,236	56,980
AMETEK, Inc.	3,839	207,613
Avnet, Inc.	2,596	118,793
AZZ, Inc.	2,153	128,104
Balchem Corp.	2,983	245,859
Bank of the Ozarks, Inc.	2,195	114,162
BankUnited, Inc.	1,802	67,233
Black Knight Financial Services, Inc., Class A(1)	2,592	99,274

3

Security	Shares	Value
Blackbaud, Inc.	2,526	$193,668
Bright Horizons Family Solutions, Inc.(1)	2,947	213,628
Brink’s Co. (The)	1,467	78,411
Burlington Stores, Inc.(1)	2,006	195,164
Cambrex Corp.(1)	3,757	206,823
CBOE Holdings, Inc.	760	61,613
CMS Energy Corp.	1,776	79,458
Cohen & Steers, Inc.	3,289	131,461
CubeSmart	6,188	160,641
Curtiss-Wright Corp.	548	50,010
Dave & Buster’s Entertainment, Inc.(1)	469	28,651
DCT Industrial Trust, Inc.	2,072	99,705
Deluxe Corp.	1,682	121,390
Diamondback Energy, Inc.(1)	1,800	186,687
Dolby Laboratories, Inc., Class A	3,863	202,460
Douglas Emmett, Inc.	2,331	89,510
Eagle Bancorp, Inc.(1)	2,913	173,906
EastGroup Properties, Inc.	1,396	102,648
Education Realty Trust, Inc.	1,852	75,654
EnerSys	1,261	99,543
Envision Healthcare Corp.(1)	1,135	69,598
Essex Property Trust, Inc.	628	145,401
Euronet Worldwide, Inc.(1)	1,265	108,183
Federal Realty Investment Trust	1,167	155,795
First American Financial Corp.	3,482	136,773
First Hawaiian, Inc.	2,842	85,033
First Republic Bank	3,386	317,641
Grand Canyon Education, Inc.(1)	2,097	150,166
Hexcel Corp.	4,413	240,729
Horace Mann Educators Corp.	1,963	80,581
Hub Group, Inc., Class A(1)	1,880	87,232
ICU Medical, Inc.(1)	433	66,119
Integra LifeSciences Holdings Corp.(1)	2,893	121,882
Jagged Peak Energy, Inc.(1)	3,116	40,633
Jazz Pharmaceuticals PLC(1)	640	92,883
Kirby Corp.(1)	1,833	129,318
Landstar System, Inc.	1,976	169,244
Lazard, Ltd., Class A	1,765	81,172
Ligand Pharmaceuticals, Inc.(1)	1,091	115,471
Lithia Motors, Inc., Class A	962	82,395
LKQ Corp.(1)	4,745	138,886
MEDNAX, Inc.(1)	1,430	99,213
Mercury Systems, Inc.(1)	1,688	65,916
Milacron Holdings Corp.(1)	5,397	100,438
Monotype Imaging Holdings, Inc.	2,711	54,491
MTS Systems Corp.	1,824	100,411
Multi-Color Corp.	3,223	228,833
National Retail Properties, Inc.	1,562	68,134
NETGEAR, Inc.(1)	1,283	63,573
NVR, Inc.(1)	68	143,268
Papa John’s International, Inc.	374	29,935

4

Security	Shares	Value
Parkway, Inc.	3,895	$77,472
PDC Energy, Inc.(1)	3,233	201,578
PDF Solutions, Inc.(1)	6,935	156,870
Performance Food Group Co.(1)	6,893	164,053
Pinnacle Foods, Inc.	4,595	265,913
Pinnacle West Capital Corp.	994	82,880
PS Business Parks, Inc.	1,374	157,680
RBC Bearings, Inc.(1)	617	59,905
RealPage, Inc.(1)	4,716	164,588
RLI Corp.	2,306	138,406
ServiceMaster Global Holdings, Inc.(1)	5,146	214,846
South State Corp.	883	78,896
Sterling Bancorp	3,846	91,150
Teleflex, Inc.	780	151,109
US Concrete, Inc.(1)	2,689	173,575
Veeco Instruments, Inc.(1)	5,493	163,966
VWR Corp.(1)	4,728	133,330
WageWorks, Inc.(1)	2,412	174,388
West Pharmaceutical Services, Inc.	1,657	135,228
Western Alliance Bancorp(1)	2,112	103,678
Wintrust Financial Corp.	653	45,135

		$10,661,180

Total Common Stocks (identified cost $16,822,567)		$19,132,008

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	73,675	$73,690

Total Short-Term Investments (identified cost $73,690)		$73,690

Total Investments — 100.2% (identified cost $16,896,257)		$19,205,698

Other Assets, Less Liabilities — (0.2)%		$(30,114)

Net Assets — 100.0%		$19,175,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $355,979 or 1.9% of the Fund’s net assets.

5

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $261.

Abbreviations:

ADR	-	American Depositary Receipt

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.9%	$3,805,121
Financials	14.8	2,832,813
Information Technology	14.1	2,699,171
Real Estate	11.3	2,165,905
Consumer Discretionary	11.0	2,113,207
Health Care	10.6	2,038,147
Materials	6.2	1,192,627
Consumer Staples	5.6	1,072,580
Energy	4.2	812,043
Utilities	1.7	320,625
Telecommunication Services	0.4	79,769
Short-Term Investments	0.4	73,690

Total Investments	100.2%	$19,205,698

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,067,903

Gross unrealized appreciation	$2,567,359
Gross unrealized depreciation	(429,564)

Net unrealized appreciation	$2,137,795

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$109,021	$2,906,008		$—	$3,015,029
Developed Europe	90,232	4,076,947		—	4,167,179
Developed Middle East	—	176,274		—	176,274
North America	11,773,526	—		—	11,773,526
Total Common Stocks	$11,972,779	$7,159,229	*	$—	$19,132,008
Short-Term Investments	$—	$73,690		$—	$73,690
Total Investments	$11,972,779	$7,232,919		$—	$19,205,698

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Special Equities Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 3.5%
Curtiss-Wright Corp.	1,685	$153,773
Hexcel Corp.	17,228	939,788
Mercury Systems, Inc.(1)	14,146	552,401

		$1,645,962

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	8,048	$373,427

		$373,427

Banks — 8.4%
Ameris Bancorp	4,930	$227,273
Bank of the Ozarks, Inc.	13,515	702,915
BankUnited, Inc.	7,554	281,840
Eagle Bancorp, Inc.(1)	4,420	263,874
First Hawaiian, Inc.	17,532	524,557
First Republic Bank	9,315	873,840
South State Corp.	2,890	258,222
Sterling Bancorp	14,380	340,806
Western Alliance Bancorp(1)	4,505	221,150
Wintrust Financial Corp.	3,080	212,890

		$3,907,367

Biotechnology — 1.1%
Ligand Pharmaceuticals, Inc.(1)	4,747	$502,422

		$502,422

Capital Markets — 3.7%
CBOE Holdings, Inc.	7,698	$624,077
Cohen & Steers, Inc.	19,147	765,305
Lazard, Ltd., Class A	7,640	351,364

		$1,740,746

Chemicals — 2.3%
Balchem Corp.	12,845	$1,058,685

		$1,058,685

Commercial Services & Supplies — 3.3%
Brink’s Co. (The)	5,375	$287,294
Deluxe Corp.	5,245	378,531
Multi-Color Corp.	12,495	887,145

		$1,552,970

Communications Equipment — 0.6%
NETGEAR, Inc.(1)	5,265	$260,881

		$260,881

Construction Materials — 1.0%
US Concrete, Inc.(1)	7,180	$463,469

		$463,469

1

Security	Shares	Value
Distributors — 0.9%
LKQ Corp.(1)	13,730	$401,877

		$401,877

Diversified Consumer Services — 5.2%
Bright Horizons Family Solutions, Inc.(1)	11,080	$803,189
Grand Canyon Education, Inc.(1)	7,685	550,323
ServiceMaster Global Holdings, Inc.(1)	25,360	1,058,780

		$2,412,292

Electric Utilities — 1.4%
Alliant Energy Corp.	7,495	$296,877
Pinnacle West Capital Corp.	4,355	363,120

		$659,997

Electrical Equipment — 3.4%
AMETEK, Inc.	14,600	$789,568
AZZ, Inc.	7,229	430,125
EnerSys	4,725	372,992

		$1,592,685

Electronic Equipment, Instruments & Components — 3.6%
Avnet, Inc.	7,570	$346,403
Dolby Laboratories, Inc., Class A	19,880	1,041,911
MTS Systems Corp.	5,273	290,279

		$1,678,593

Equity Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	3,930	$118,136
CubeSmart	25,565	663,667
DCT Industrial Trust, Inc.	11,285	543,034
Education Realty Trust, Inc.	9,090	371,327
Essex Property Trust, Inc.	2,000	463,060
Extra Space Storage, Inc.	2,360	175,560
Federal Realty Investment Trust	5,075	677,513
National Retail Properties, Inc.	5,910	257,794
Paramount Group, Inc.	31,075	503,726
Parkway, Inc.	10,165	202,182

		$3,975,999

Food & Staples Retailing — 1.5%
Performance Food Group Co.(1)	30,245	$719,831

		$719,831

Food Products — 2.3%
Pinnacle Foods, Inc.	18,410	$1,065,387

		$1,065,387

Health Care Equipment & Supplies — 7.0%
Bard (C.R.), Inc.	3,435	$853,735
ICU Medical, Inc.(1)	2,085	318,379
Integra LifeSciences Holdings Corp.(1)	13,282	559,571
Teleflex, Inc.	4,025	779,763
West Pharmaceutical Services, Inc.	9,465	772,439

		$3,283,887

2

Security	Shares	Value
Health Care Providers & Services — 3.0%
Amedisys, Inc.(1)	10,445	$533,635
Envision Healthcare Corp.(1)	7,120	436,598
MEDNAX, Inc.(1)	5,960	413,505

		$1,383,738

Hotels, Restaurants & Leisure — 0.6%
Dave & Buster’s Entertainment, Inc.(1)	2,260	$138,064
Papa John’s International, Inc.	1,855	148,474

		$286,538

Household Durables — 0.8%
NVR, Inc.(1)	180	$379,238

		$379,238

Insurance — 3.8%
First American Financial Corp.	18,685	$733,947
Horace Mann Educators Corp.	15,070	618,623
RLI Corp.	6,810	408,736

		$1,761,306

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(1)	6,770	$404,169

		$404,169

IT Services — 3.2%
Black Knight Financial Services, Inc., Class A(1)	8,810	$337,423
Euronet Worldwide, Inc.(1)	8,560	732,051
Genpact, Ltd.	17,560	434,786

		$1,504,260

Life Sciences Tools & Services — 2.2%
Cambrex Corp.(1)	11,305	$622,340
VWR Corp.(1)	15,115	426,243

		$1,048,583

Machinery — 1.8%
Milacron Holdings Corp.(1)	17,710	$329,583
RBC Bearings, Inc.(1)	5,052	490,499

		$820,082

Marine — 1.7%
Kirby Corp.(1)	10,995	$775,697

		$775,697

Multi-Utilities — 0.8%
CMS Energy Corp.	8,160	$365,078

		$365,078

Oil, Gas & Consumable Fuels — 4.7%
Diamondback Energy, Inc.(1)	6,890	$714,596
Jagged Peak Energy, Inc.(1)	10,284	134,103
PDC Energy, Inc.(1)	12,510	779,999
Rice Energy, Inc.(1)	24,970	591,789

		$2,220,487

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	2,875	$417,249

		$417,249

3

Security	Shares	Value
Professional Services — 1.6%
WageWorks, Inc.(1)	10,535	$761,681

		$761,681

Road & Rail — 1.7%
Kansas City Southern	5,815	$498,694
Landstar System, Inc.	3,715	318,190

		$816,884

Semiconductors & Semiconductor Equipment — 3.3%
MACOM Technology Solutions Holdings, Inc.(1)	4,642	$224,209
PDF Solutions, Inc.(1)	28,770	650,777
Veeco Instruments, Inc.(1)	23,030	687,446

		$1,562,432

Software — 5.4%
ACI Worldwide, Inc.(1)	39,155	$837,525
Blackbaud, Inc.	9,580	734,499
Monotype Imaging Holdings, Inc.	12,035	241,904
RealPage, Inc.(1)	20,915	729,933

		$2,543,861

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	7,538	$733,372
Lithia Motors, Inc., Class A	2,670	228,686

		$962,058

Thrifts & Mortgage Finance — 1.2%
Essent Group, Ltd.(1)	15,555	$562,624

		$562,624

Total Common Stocks (identified cost $38,134,424)		$45,872,442

Exchange-Traded Funds — 1.0%

Equity Funds — 1.0%
iShares Russell 2000 ETF	3,505	$481,867

Total Exchange-Traded Funds (identified cost $473,569)		$481,867

Short-Term Investments — 2.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	1,032,800	$1,033,007

Total Short-Term Investments (identified cost $1,033,042)		$1,033,007

Total Investments — 101.4% (identified cost $39,641,035)		$47,387,316

Other Assets, Less Liabilities — (1.4)%		$(650,524)

Net Assets — 100.0%		$46,736,792

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $1,872.

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,640,292

Gross unrealized appreciation	$8,203,222
Gross unrealized depreciation	(456,198)

Net unrealized appreciation	$7,747,024

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$45,872,442	*	$—	$—	$45,872,442
Exchange-Traded Funds	481,867		—	—	481,867
Short-Term Investments	—		1,033,007	—	1,033,007
Total Investments	$46,354,309		$1,033,007	$—	$47,387,316

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017